FINANCE COSTS—NET (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Analysis of income and expense [line items]
Interest expense on borrowings	€ (21)	€ (25)	€ (44)	€ (49)
Interest expense on leases	(2)	(2)	(4)	(5)
Interest cost on pension and other benefits	(5)	(4)	(8)	(8)
Expenses on factoring arrangements	(5)	(5)	(9)	(10)
Realized and unrealized (losses) / gains on debt derivatives at fair value	0	4	(1)	4
Realized and unrealized exchange (losses) / gains on financing activities - net	1	(3)	1	(2)
Other finance expenses	(1)	(1)	(2)	(2)
Capitalized borrowing costs	1	1	2	2
Finance expenses	(32)	(35)	(65)	(70)
Finance costs - net	€ (32)	€ (35)	(65)	(70)
Redemption of senior notes			€ 4	€ 5	€ 53
Capitalization rate			5.00%	5.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on borrowings				€ (38)
Borrowing costs recognised as expense			€ 2